Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Cost:
Cost of property, plant and equipment	$ 442,694	$ 427,538
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	236,452	233,811
Depreciated cost	206,242	193,727
Land [Member]
Cost:
Cost of property, plant and equipment	7,628	7,681
Buildings [Member]
Cost:
Cost of property, plant and equipment	183,496	171,735
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	71,279	65,120
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,291	2,307
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,689	1,597
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	200,375	191,619
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	135,801	129,104
Computer Software and Equipment [Member]
Cost:
Cost of property, plant and equipment	33,789	39,108
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	18,294	29,338
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	215	218
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	215	217
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	14,900	14,870
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 9,174	$ 8,435